UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-7362

Western Asset Municipal Partners Fund Inc.
(Exact name of registrant as specified in charter)

55 Water Street, New York, NY		10041
(Address of principal executive offices)		(Zip code)

Robert I. Frenkel, Esq. Legg Mason & Co., LLC 300 First Stamford Place Stamford, CT 06902
(Name and address of agent for service)

Registrant's telephone number, including area code:		1-800-451-2010

Date of fiscal year end:	December 31,

Date of reporting period:	March 31, 2008

ITEM 1.                  SCHEDULE OF INVESTMENTS

WESTERN ASSET MUNICIPAL PARTNERS FUND INC.

FORM N-Q

MARCH 31, 2008

Western Asset Municipal Partners Fund Inc.

Schedule of Investments (unaudited)

March 31, 2008

Face
Amount	Security	Value
MUNICIPAL BONDS — 96.1%
Alabama — 0.4%
$1,000,000	Alabama State Public School & College Authority, Capital Improvement, 5.000% due 12/1/25	$1,022,250

Arizona — 3.5%
2,855,000	Glendale, AZ, Transportation Excise Tax Revenue, MBIA, 5.000% due 7/1/28	2,871,588
5,000,000	Salt River Project, Arizona Agricultural Improvement & Power District Electric System Revenue, 5.000% due 1/1/33	5,018,750
	Total Arizona	7,890,338
California — 7.8%
1,000,000	California EFA Revenue, College & University Financing Program, 5.000% due 2/1/26	880,360
2,000,000	California Housing Finance Agency Revenue, Home Mortgage, 4.800% due 8/1/37	1,709,000
	California State, GO:
3,040,000	5.125% due 6/1/24 (a)	3,276,299
35,000	Unrefunded Balance, 5.125% due 6/1/24	35,420
1,500,000	California Statewide CDA Revenue, Insured Health Facility L.A., Jewish Home, CA Mortgage Insurance, 5.000% due 11/15/28	1,445,700
5,000,000	Los Angeles, CA, Department of Water & Power Revenue, Power Systems, Subordinated, FSA, 5.000% due 7/1/35	5,008,650
1,000,000	Mojave Water Agency, Improvement California District M, GO, Refunding, Electric of 1990-Morongo Basin, AMBAC, 5.000% due 9/1/18	1,056,920
2,000,000	Southern California Public Power Authority, Project Number 1, 5.250% due 11/1/26	1,904,160
2,500,000	Turlock, CA, Public Financing Authority, Tax Allocation Revenue, FSA, 5.000% due 9/1/30	2,501,600
	Total California	17,818,109
Colorado — 4.1%
	Colorado Health Facilities Authority Revenue:
4,350,000	Poudre Valley Health Care, 5.000% due 3/1/25	4,066,815
5,000,000	Refunding Adventist Health, Sunbelt, 5.250% due 11/15/35 (b)	4,735,000
495,000	Colorado Springs, CO, Hospital Revenue, 6.375% due 12/15/30 (a)	548,549
	Total Colorado	9,350,364
Florida — 3.3%
2,000,000	Florida State Department of Environmental Protection, Preservation Revenue, Florida Forever, AMBAC, 5.000% due 7/1/21	2,089,480
4,950,000	Florida State Department of Transportation, Turnpike Revenue, FSA, 4.500% due 7/1/34	4,505,886
1,000,000	Seminole Tribe Florida Special Obligation Revenue, 5.250% due 10/1/27 (c)	899,620
	Total Florida	7,494,986
Hawaii — 0.9%
2,000,000	Hawaii State Airport System Revenue, FGIC, 6.000% due 7/1/19 (d)	2,054,900

Illinois — 11.1%
	Chicago, IL, Midway Airport Revenue, MBIA:
2,000,000	5.500% due 1/1/29	2,012,040
3,750,000	5.625% due 1/1/29 (d)	3,742,800
5,000,000	Chicago, IL, Park District, GO, Refunding, FGIC, 5.000% due 1/1/29 (e)	4,961,350
1,000,000	Chicago, IL, Public Building Commission, Building Revenue, Chicago School Reform, FGIC, 5.250% due 12/1/18	1,059,010
1,500,000	Cook County, IL, Community College District No. 524 Moraine Valley, GO, MBIA, 5.000% due 12/1/25	1,531,035
2,000,000	Illinois EFA Revenue, Northwestern University, 5.500% due 12/1/13	2,177,700

See Notes to Schedule of Investments.

Western Asset Municipal Partners Fund Inc.

Schedule of Investments (unaudited) (continued)

March 31, 2008

Face Amount	Security	Value
Illinois — 11.1% (continued)
	Illinois Health Facilities Authority Revenue:
$1,500,000	Refunding, Lutheran General Health System, 7.000% due 4/1/14	$1,733,580
1,850,000	Refunding, SSM Health Care, MBIA, 6.550% due 6/1/13 (f)	2,163,520
2,000,000	Servantoor Project, FSA, 6.000% due 8/15/12 (f)	2,194,080
605,000	South Suburban Hospital Project, 7.000% due 2/15/18 (f)	709,108
1,500,000	Illinois State, GO, First Series, FSA, 5.500% due 5/1/16	1,693,815
1,500,000	Northern Illinois Municipal Power Agency Power Project Revenue, Prairie State Project, MBIA, 5.000% due 1/1/42	1,453,545
	Total Illinois	25,431,583
Indiana — 3.3%
	Indiana Bond Bank Revenue:
1,285,000	5.000% due 8/1/23	1,299,443
715,000	5.000% due 8/1/23 (a)	764,285
2,390,000	Indiana Health Facility Financing Authority, Hospital Revenue, Community Hospital Project, AMBAC, 5.000% due 5/1/35	2,331,039
3,000,000	Indiana State DFA Environment Improvement Revenue, USX Corp. Project, 5.250% due 12/1/22	3,087,630
	Total Indiana	7,482,397
Iowa — 0.5%
1,000,000	Iowa Finance Authority, Hospital Facility Revenue, 6.750% due 2/15/16 (a)	1,087,640

Kansas — 0.6%
1,430,000	Kansas State Development Finance Authority, Health Facilities Revenue, Sisters of Charity, 6.250% due 12/1/28	1,504,603

Maryland — 5.6%
	Maryland State Health & Higher Educational Facilities Authority Revenue:
3,000,000	Carroll County General Hospital, 6.000% due 7/1/37	3,025,350
2,500,000	Suburban Hospital, 5.500% due 7/1/16	2,654,275
	University of Maryland Medical Systems:
1,000,000	6.750% due 7/1/30 (a)	1,105,320
1,000,000	6.000% due 7/1/32 (a)	1,116,280
	Northeast Maryland Waste Disposal Authority, Solid Waste Revenue, AMBAC:
2,500,000	5.500% due 4/1/15 (d)	2,666,100
2,000,000	5.500% due 4/1/16 (d)	2,115,980
	Total Maryland	12,683,305
Massachusetts — 3.9%
	Massachusetts State HEFA Revenue, Partners Health:
2,405,000	5.750% due 7/1/32 (a)	2,657,285
95,000	5.750% due 7/1/32	99,333
	Massachusetts State Water Pollution Abatement Trust Revenue, MWRA Program:
4,665,000	5.750% due 8/1/29	4,818,245
1,155,000	5.750% due 8/1/29 (a)	1,226,136
	Total Massachusetts	8,800,999
Michigan — 6.1%
1,000,000	Detroit, MI, City School District, GO, School Building & Site Improvement, FGIC, 5.500% due 5/1/17 (a)	1,119,030
	Michigan State, Hospital Finance Authority Revenue:
2,500,000	Refunding, Sparrow Hospital Obligated, 5.000% due 11/15/36	2,334,300
3,000,000	Trinity Health, 5.375% due 12/1/30	3,012,660
6,890,000	Plymouth-Canton, MI, Community School District, GO, FSA Q-SBLF, 5.000% due 5/1/15	7,548,133
	Total Michigan	14,014,123

See Notes to Schedule of Investments.

Western Asset Municipal Partners Fund Inc.

Schedule of Investments (unaudited) (continued)

March 31, 2008

Face Amount	Security	Value
MUNICIPAL BONDS — 96.1% (continued)
Missouri — 1.2%
$2,500,000	Missouri State Highways & Transit Commission, State Road Revenue, Second Lien, 5.250% due 5/1/20	$2,707,625

New Hampshire — 0.0%
70,000	New Hampshire State HFA, Single-Family Residential Revenue, 6.800% due 7/1/15 (d)	71,110

New Jersey — 8.4%
	New Jersey EDA:
2,500,000	Motor Vehicle Surcharges Revenue, MBIA, 5.250% due 7/1/16	2,686,875
5,150,000	PCR, Revenue, Public Service Electric and Gas Co. Project, MBIA, 6.400% due 5/1/32 (d)	5,216,281
5,450,000	Water Facilities Revenue, New Jersey American Water Co. Inc. Project, FGIC, 6.875% due 11/1/34 (d)	5,544,884
4,215,000	New Jersey Environmental Infrastructure Trust, Refunding, 5.000% due 9/1/19	4,613,149
1,000,000	New Jersey Health Care Facilities Financing Authority Revenue, Hackensack University Medical Center, 6.000% due 1/1/25	1,022,470
	Total New Jersey	19,083,659
New York — 9.1%
500,000	Nassau County, NY, Industrial Development Agency Revenue, Continuing Care Retirement, Amsterdam at Harborside, 6.700% due 1/1/43	489,775
	New York City, NY:
	GO:
1,980,000	6.000% due 5/15/30 (a)	2,148,617
20,000	6.000% due 5/15/30	21,161
1,000,000	Municipal Water Finance Authority, Water & Sewer Systems Revenue,
	5.125% due 6/15/31	1,002,410
	TFA Revenue:
635,000	Future Tax Secured, 5.500% due 11/15/17 (a)	707,168
5,115,000	Unrefunded Balance, Future Tax Secured, 5.500% due 11/15/17	5,615,196
5,365,000	New York State Dormitory Authority Revenue, Court Facilities Lease, NYC Issue, Non State Supported Debt, AMBAC, 5.500% due 5/15/30	5,751,172
5,000,000	New York State Urban Development Corp. Revenue, State Personal Income Tax, 5.000% due 3/15/26	5,112,150
	Total New York	20,847,649
North Carolina — 0.5%
1,200,000	North Carolina Medical Care Commission Health Care Facilities Revenue, Novant Health Obligation Group, 5.000% due 11/1/39	1,155,000

Ohio — 2.5%
5,000,000	Ohio State Water Development Authority, PCR, Refunding, Loan Fund, Water Quality, 5.250% due 12/1/18	5,621,100

Oregon — 0.6%
1,250,000	Multnomah County, OR, Hospital Facilities Authority Revenue, Providence Health Systems, 5.250% due 10/1/18	1,302,112

Pennsylvania — 2.4%
	Philadelphia, PA:
	Gas Works Revenue, 7th Geneal Ordinance:
2,000,000	5.000% due 10/1/23	2,022,620
2,685,000	AMBAC, 5.000% due 10/1/17	2,855,095
500,000	School District, GO, FSA, 5.500% due 2/1/31 (a)	547,525
	Total Pennsylvania	5,425,240

See Notes to Schedule of Investments.

Western Asset Municipal Partners Fund Inc.

Schedule of Investments (unaudited) (continued)

March 31, 2008

Face Amount	Security	Value
MUNICIPAL BONDS — 96.1% (continued)
Tennessee — 2.1%
$4,700,000	Memphis-Shelby County, TN, Airport Authority Revenue, AMBAC, 6.000% due 3/1/24 (d)	$4,771,111

Texas — 11.4%
5,000,000	Aledo, TX, GO, ISD, School Building, PSF, 5.000% due 2/15/30 (e)	4,999,700
2,000,000	Board of Managers Guadalupe Joint County-City of Seguin Hospital Revenue, Guadalupe Regional Medical Center Project, FHA, 5.500% due 8/15/36	2,021,920
2,960,000	Harris County, TX, Health Facilities Development Corp., Hospital Revenue, Memorial Hermann Healthcare Systems, 5.250% due 12/1/18	3,055,460
3,000,000	Houston, TX, Utility System Revenue, Refunding, Combined First Lien, FSA, 5.250% due 5/15/20	3,217,020
1,000,000	Mesquite, TX, Independent School District No. 1, GO, Capital Appreciation, PSFG, zero coupon bond to yield 5.169% due 8/15/27	333,290
2,500,000	North Texas Tollway Authority Revenue, 5.750% due 1/1/40	2,501,600
2,500,000	San Antonio, TX, Electric and Gas, Refunding, 5.000% due 2/1/17	2,673,650
2,000,000	Tarrant County, TX, Cultural Education Facilities Finance Corp. Revenue, Refunding, Texas Health Resources, 5.000% due 2/15/21	2,014,140
5,000,000	Texas State Turnpike Authority Revenue, First Tier, AMBAC, 5.500% due 8/15/39	5,098,350
	Total Texas	25,915,130
Virginia — 1.4%
2,915,000	Greater Richmond, VA, Convention Center Authority, Hotel Tax Revenue, Convention Center Expansion Project, 6.125% due 6/15/20 (a)	3,178,079

Washington — 5.4%
2,900,000	Chelan County, WA, Public Utility District, Chelan Hydro System No.1, Construction Revenue, AMBAC, 5.450% due 7/1/37 (d)	2,858,008
2,000,000	Port of Seattle, WA, Revenue, Refunding, Intermediate Lien, MBIA, 5.000% due 3/1/30	1,986,740
4,650,000	Seattle, WA, GO, FSA, 5.750% due 12/1/28 (a)	4,968,618
2,400,000	Washington State Public Power Supply System Revenue, Nuclear Project No. 1, MBIA, 5.125% due 7/1/17	2,460,504
	Total Washington	12,273,870
	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost — $217,291,424)	218,987,282

SHORT-TERM INVESTMENTS — 3.9%
Alaska — 0.3%
600,000	Alaska State Housing Finance Corp., Home Mortgage Revenue, SPA-Landesbank Baden-Wurttemburg, 1.950%, 4/3/08 (g)	600,000
100,000	Valdez, AK Marine Term Revenue, Refunding, EXXON Pipeline CO., Project, Series B, 0.900%, 4/1/08 (g)	100,000
	Total Alaska	700,000
Delaware — 0.0%
100,000	University of Delaware Revenue, SPA-Bank of America, 1.250%, 4/1/08 (g)	100,000

Colorado — 1.3%
3,000,000	Colorado HFA, Multi-Family Hunters, FNMA, LIQ-FNMA, 2.000%, 4/2/08 (g)	3,000,000

Florida — 0.4%
800,000	Polk County, FL, School Board COP, Master Lease Program, FSA, LOC-Dexia Credit Local, 2.060%, 4/3/08 (g)	800,000

Missouri — 1.1%
2,400,000	Kansas City, MO, IDA, Revenue, Ewing Marion Kauffman, 1.300%, 4/1/08 (g)	2,400,000

See Notes to Schedule of Investments.

Western Asset Municipal Partners Fund Inc.

Schedule of Investments (unaudited) (continued)

March 31, 2008

Face Amount	Security	Value
Missouri — 1.1% (continued)
$100,000	Missouri State HEFA, Revenue, Washington University, SPA-Dexia Credit Local, 1.250%, 4/1/08 (g)	$100,000
	Total Missouri	2,500,000
New York — 0.1%
200,000	Long Island, NY, Power Authority, Subordinated, LOC-State Street Bank & Trust Co., 1.220%, 4/1/08 (g)	200,000

Texas — 0.1%
200,000	Gulf Coast Waste Disposal Authority, TX, PCR, Amoco Oil, 0.900%, 4/1/08 (g)	200,000
100,000	Texas Water Development Board Revenue, Refunding, Subordinated Lien A, SPA-JP Morgan Chase Bank, 1.250%, 4/1/08 (g)	100,000
	Total Texas	300,000
Kentucky — 0.6%
1,400,000	Christian County Association of County Leasing Trust Lease Program, LOC-U.S. Bank N.A., 1.300%, 4/1/08 (g)	1,400,000

	Total SHORT-TERM INVESTMENTS (Cost — $9,000,000)	9,000,000

	TOTAL INVESTMENTS — 100.0% (Cost — $226,291,424#)	$227,987,282

(a)	Pre-Refunded bonds are escrowed with government obligations and/or government agency securities and are considered by the Manager to be triple-A rated even if issuer has not applied for new ratings.
(b)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2008.
(c)

Security is exempt from registration under Rule 144A of the Securities Act of 1933.  This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers.  This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

(d)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).
(e)	All or a portion of this security is segregated for open futures contracts and extended settlements.
(f)	Bonds are escrowed to maturity by government obligations and/or U.S. government agency securities and are considered by the Manager to be triple-A rated even if issuer has not applied for new ratings.
(g)	Variable rate demand obligations have a demand feature under which the Fund can tender them back to the issuer on no more than 7 days notice. Date shown is the date of the next interest rate change.
#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:
AMBAC - Ambac Assurance Corporation - Insured Bonds
CDA - Community Development Authority
COP - Certificate of Participation
DFA - Development Finance Agency
EDA - Economic Development Authority
EFA - Educational Facilities Authority
FGIC - Financial Guaranty Insurance Company - Insured Bonds
FHA - Federal Housing Administration
FNMA - Federal National Mortgage Association
FSA - Financial Security Assurance - Insured Bonds
GO - General Obligation
HEFA - Health & Educational Facilities Authority
HFA - Housing Finance Authority
IDA - Industrial Development Authority
ISD - Independent School District
LIQ - Liquidity Facility
LOC - Letter of Credit
MBIA - Municipal Bond Investors Assurance Corporation - Insured Bonds
MWRA - Massachusetts Water Resources Authority
PCR - Pollution Control Revenue
PSF - Permanent School Fund

See Notes to Schedule of Investments.

Western Asset Municipal Partners Fund Inc.

Schedule of Investments (unaudited) (continued)

March 31, 2008

PSFG - Permanent School Fund Guaranty
Q-SBLF - Qualified School Board Loan Fund
SPA - Standby Bond Purchase Agreement
TFA - Transitional Finance Authority

Summary of Investments by Industry †

Hospitals	15.8%
Pre-Refunded/Escrowed to Maturity	14.0
Transportation	12.9
Water & Sewer	11.3
Local General Obligation	9.9
Electric	8.2
Special Tax	7.1
Industrial Development	5.9
Other Revenue	3.8
Education	3.2
Leasing	3.0
Housing: Multi-Family	1.3
Resource Recovery	0.9
Housing	0.8
State General Obligation	0.8
Public Facilities	0.6
Housing: Single Family	0.3
Pollution Control	0.1
Utilities	0.1
100%

Ratings Table † (March 31, 2008) (unaudited)

S&P/Moody’s/Fitch‡
AAA/Aaa	63.5%
AA/Aa	17.1
A	13.9
BBB/Baa	5.3
NR	0.2
100%

† As a percentage of total investments.

‡ S&P primary rating; Moody’s secondary, then Fitch.

See pages 7 and 8 for definitions of ratings.

See Notes to Schedule of Investments.

Bond Ratings (unaudited)

The definitions of the applicable rating symbols are set forth below:

Standard & Poor’s Ratings Service (“Standard & Poor’s”) — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (-) sign to show relative standings within the major rating categories.

AAA	—	Bonds rated “AAA” have the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.

AA	—	Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.

A	—

Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB	—

Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B,	—	Bonds rated “BB”, “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect
CCC, CC and C

to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents the lowest degree of speculation and “C” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

D	—	Bonds rated “D” are in default and payment of interest and/or repayment of principal is in arrears.

Moody’s Investors Service (“Moody’s”) — Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “Caa,” where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa	—

Bonds rated “Aaa” are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes can be visualized as most unlikely to impair the fundamentally strong position of such issues.

Aa	—

Bonds rated “Aa” are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in “Aaa” securities.

A	—

Bonds rated “A” possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa	—

Bonds rated “Baa” are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba	—

Bonds rated “Ba” are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and therefore not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B	—

Bonds rated “B” generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa	—	Bonds rated “Caa” are of poor standing. These may be in default, or present elements of danger may exist with respect to principal or interest.

Bond Ratings (unaudited) (continued)

Ca	—	Bonds rated “Ca” represent obligations which are speculative in a high degree. Such issues are often in default or have other marked short-comings.

C	—	Bonds rated “C” are the lowest class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Short-Term Security Ratings (unaudited)

SP-1	—

Standard & Poor’s highest rating indicating very strong or strong capacity to pay principal and interest; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

A-1	—

Standard & Poor’s highest commercial paper and variable-rate demand obligation (VRDO) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

VMIG 1	—	Moody’s highest rating for issues having a demand feature — VRDO.

MIG1	—	Moody’s highest rating for short-term municipal obligations.

P-1	—	Moody’s highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Western Asset Municipal Partners Fund Inc. (the “Fund”) was incorporated in Maryland on November 24, 1992 and is registered as a diversified, closed-end management investment company under the Investment Company Act of 1940, as amended, (the “1940 Act”). The Board of Directors authorized 100 million shares of $0.001 par value common stock. The Fund’s primary investment objective is to seek a high level of current income which is exempt from federal income taxes, consistent with the preservation of capital. As a secondary investment objective, the Fund intends to enhance portfolio value by purchasing tax exempt securities that, in the opinion of the investment manager, may appreciate in value relative to other similar obligations in the marketplace.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Financial Futures Contracts. The Fund may enter into financial futures contracts typically to hedge a portion of the portfolio. Upon entering into a financial futures contract, the Fund is required to deposit cash or securities as initial margin, equal to a certain percentage of the contract amount (initial margin deposit). Additional securities are also segregated up to the current market value of the financial futures contracts. Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying financial instruments. For foreign denominated futures, variation margins are not settled daily. The Fund recognizes an unrealized gain or loss equal to the fluctuation in the value.  When the financial futures contracts are closed, a realized gain or loss is recognized equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contracts.

The risks associated with entering into financial futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying financial instruments. In addition, investing in financial futures contracts involves the risk that the Fund could lose more than the initial margin deposit and subsequent payments required for a futures transaction. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(b) Concentration of Credit Risk. Since the Fund invests a portion of its assets in obligations of issuers within a single state, it may be subject to possible concentration risks associated with economic, political, or legal developments or industrial or regional matters specifically affecting that state.

(c) Security Transactions.  Security transactions are accounted for on a trade date basis.

2.  Investment Valuation

Effective January 1, 2008, the Fund adopted Statement of Financial Accounting Standards No. 157 (“FAS 157”).  FAS 157 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value.  The hierarchy of inputs is summarized below.

•                  Level 1 – quoted prices in active markets for identical investments

•                  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•                  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Securities are valued based on transactions in municipal obligations, quotations from municipal bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, the Fund may value these securities at fair value as determined in accordance with the procedures approved by the Fund’s Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

Notes to Schedule of Investments (unaudited) (continued)

	March 31, 2008	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Investments in Securities	$227,987,282	—	$227,987,282	—
Other Financial Instruments*	(153,750)	(153,750)	—	—
Total	$227,833,532	(153,750)	$227,987,282	—

* Other financial instruments include future contracts.

3.  Investments

At March 31, 2008, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$5,805,835
Gross unrealized depreciation	(4,109,977)
Net unrealized appreciation	$1,695,858

At March 31, 2008, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Loss
Contracts to Sell:
U.S. Treasury Bonds	50	6/08	$5,786,094	$5,939,844	$(153,750)

4. Recent Accounting Pronouncement

In March 2008, the Financial Accounting Standards Board (“FASB”) issued the Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”). FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance and cash flows. Management is currently evaluating the impact the adoption of FAS 161 will have on the Fund’s financial statements and related disclosures.

ITEM 2.                 CONTROLS AND PROCEDURES.

(a)           The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)           There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.                 EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Western Asset Municipal Partners Fund

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date: May 28, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date: May 28, 2008

By	/s/ Kaprel Ozsolak
Kaprel Ozsolak
Chief Financial Officer

Date: May 28, 2008